Financial Risk Management - Schedule of Credit Facilities (Details) CAD in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Line of Credit Facility [Line Items]
Total credit facilities		CAD 5,976	CAD 3,565
Credit facilities utilized:
Short-term borrowings		(1,155)	(511)
Long-term debt (Note 14)		(21,219)	(11,244)
Letters of credit outstanding		(119)	(104)
Credit facilities unused			2,399
Current installments of long-term debt		251	384
Credit facility
Credit facilities utilized:
Short-term borrowings		CAD (1,155)	CAD (511)
Credit facility
Credit facilities utilized:
Short-term debt weighted average interest rate (percent)	1.70%	1.70%	1.00%
Current installments of long-term debt		CAD 61	CAD 71
Long-term debt weighted average interest rate (percent)	1.80%	1.80%	1.50%
REGULATED
Line of Credit Facility [Line Items]
Total credit facilities		CAD 3,823
Credit facilities utilized:
Letters of credit outstanding		(68)
Credit facilities unused		2,607
REGULATED | Commercial paper | ITC
Line of Credit Facility [Line Items]
Total credit facilities | $	$ 400
REGULATED | Credit facility
Credit facilities utilized:
Short-term borrowings		(640)
REGULATED | Credit facility | Commercial paper | ITC
Credit facilities utilized:
Short-term borrowings	$ (145)	(195)
NON-REGULATED
Line of Credit Facility [Line Items]
Total credit facilities		2,153
Credit facilities utilized:
Letters of credit outstanding		(51)
Credit facilities unused		1,122
NON-REGULATED | Credit facility
Credit facilities utilized:
Short-term borrowings		(515)
Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (Note 14)		(973)	CAD (551)
Long-term Credit Facility Borrowings | REGULATED | Credit facility
Credit facilities utilized:
Long-term debt (Note 14)		(508)
Long-term Credit Facility Borrowings | NON-REGULATED | Credit facility
Credit facilities utilized:
Long-term debt (Note 14)		CAD (465)